SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
COMMON STOCK
Australia — 4.1%
Consumer Staples — 0.7%
GrainCorp Ltd., Class A	273,886	$1,312
Metcash Ltd.	317,619	700
		2,012
Materials — 2.9%
Perenti Ltd.	1,145,440	2,133
Regis Resources Ltd.	1,071,978	5,401
Vault Minerals Ltd. [1]	204,761	746
		8,280

Utilities — 0.5%
AGL Energy Ltd.	246,437	1,531
		11,823

Belgium — 0.5%
Communication Services — 0.5%
Proximus SADP	175,457	1,459

Brazil — 0.3%
Health Care — 0.3%
Odontoprev S.A.	457,712	936

Canada — 12.0%
Consumer Discretionary — 0.5%
Linamar Corp.	23,000	1,390

Financials — 1.9%
AGF Management Ltd., Class B	462,854	5,490

Health Care — 0.1%
Extendicare Inc.	15,827	246

Industrials — 3.1%
Air Canada, Class A [1]	68,100	957
Finning International Inc.	106,906	5,792
Russel Metals Inc.	65,951	2,105
		8,854

Information Technology — 1.8%
Celestica Inc. [1]	17,290	5,115

Materials — 3.9%
Centerra Gold Inc.	270,600	3,896
Fortuna Mining Corp. [1]	139,400	1,366

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Canada — (continued)
Materials (continued)
OceanaGold Corp.	204,133	$5,785
		11,047

Real Estate — 0.6%
Canadian Apartment Properties REIT [2]	35,200	946
RioCan Real Estate Investment Trust [2]	63,800	869
		1,815

Utilities — 0.1%
Superior Plus Corp.	54,837	281
		34,238

China — 7.5%
Communication Services — 4.2%
Hello Group Inc. ADR	185,172	1,213
JOYY Inc. ADR	85,910	5,564
Weibo Corp. ADR	237,586	2,428
XD Inc.	353,200	2,943
		12,148
Consumer Discretionary — 1.4%
TCL Electronics Holdings Ltd. [1]	3,012,000	4,017

Financials — 0.9%
FinVolution Group ADR	488,064	2,553

Industrials — 0.3%
Harbin Electric Co. Ltd., Class H	384,000	820

Information Technology — 0.2%
Legend Holdings Corp., Class H [1]	399,400	456

Materials — 0.5%
Fufeng Group Ltd.	1,395,000	1,412
		21,406
Denmark — 0.9%
Industrials — 0.9%
D/S Norden A/S	26,289	1,038
ISS A/S	44,382	1,512
		2,550
France — 0.7%
Financials — 0.5%
SCOR SE	38,774	1,309

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
France — (continued)
Real Estate — 0.2%
ICADE [2]	26,485	$685
		1,994
Germany — 2.4%
Consumer Discretionary — 1.9%
TUI AG [1]	531,728	5,557

Industrials — 0.3%
HOCHTIEF AG	2,080	814

Real Estate — 0.2%
Aroundtown S.A. [1]	196,524	609

		6,980
Greece — 0.2%
Energy — 0.2%
Motor Oil Hellas Corinth Refineries SA	15,906	587

Hong Kong — 1.6%
Information Technology — 1.4%
VSTECS Holdings Ltd.	4,050,000	4,059

Real Estate — 0.2%
Hysan Development Co. Ltd.	234,000	568

		4,627
India — 5.4%
Financials — 1.6%
LIC Housing Finance Ltd.	189,914	1,140
Power Finance Corp. Ltd.	845,461	3,343
		4,483
Health Care — 0.3%
Dr Lal PathLabs Ltd.	57,074	942

Information Technology — 1.2%
Redington Ltd.	1,106,480	3,353

Materials — 2.1%
National Aluminium Co. Ltd.	1,726,208	6,036

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
India — (continued)
Utilities — 0.2%
PTC India Ltd.	294,595	$529

		15,343
Indonesia — 3.3%
Consumer Staples — 0.2%
Japfa Comfeed Indonesia	4,366,000	684

Energy — 1.0%
Alamtri Resources Indonesia Tbk PT	9,249,200	1,814
Indo Tambangraya Megah Tbk PT	703,400	922
		2,736
Materials — 1.9%
Aneka Tambang Tbk PT	29,268,900	5,514

Utilities — 0.2%
Perusahaan Gas Negara Tbk PT	3,774,500	431

		9,365
Israel — 2.4%
Communication Services — 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	416,471	928

Industrials — 2.1%
ZIM Integrated Shipping Services Ltd.	275,505	5,849

		6,777
Italy — 2.1%
Financials — 1.9%
Unipol Assicurazioni SpA	226,423	5,432

Utilities — 0.2%
Hera SpA	153,769	725
		6,157
Japan — 20.3%
Communication Services — 0.6%
Daiichikosho Co. Ltd.	61,100	657
Mixi Inc.	54,900	955
		1,612
Consumer Discretionary — 3.4%
And St HD Co. Ltd.	47,400	870

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Japan — (continued)
Consumer Discretionary (continued)
Mazda Motor Corp.	96,800	$747
Mitsubishi Motors Corp.	315,700	751
Sankyo Co. Ltd.	146,300	2,375
Tokai Rika Co. Ltd.	8,700	174
Toyoda Gosei Co. Ltd.	39,800	1,003
Toyota Boshoku Corp.	148,500	2,389
Yamada Holdings Co. Ltd.	531,600	1,761
		10,070
Consumer Staples — 0.6%
Valor Co. Ltd.	78,500	1,689

Financials — 1.0%
Credit Saison Co. Ltd.	110,900	2,975

Health Care — 3.7%
Alfresa Holdings Corp.	126,800	1,972
Asahi Intecc Co. Ltd.	39,700	744
Medipal Holdings Corp.	101,500	1,797
Nippon Shinyaku Co. Ltd.	35,400	1,275
Santen Pharmaceutical Co. Ltd.	114,400	1,187
Ship Healthcare Holdings Inc.	75,600	1,266
Suzuken Co. Ltd.	56,500	2,211
		10,452
Industrials — 3.4%
Chiyoda Corp. [1]	907,100	4,252
Hanwa Co. Ltd.	34,300	1,572
NS United Kaiun Kaisha Ltd.	41,000	1,597
Persol Holdings Co. Ltd.	706,300	1,311
Transcosmos Inc.	37,300	924
		9,656
Information Technology — 2.1%
Alps Electric Co. Ltd.	286,400	3,656
Brother Industries Ltd.	69,100	1,380
Kaga Electronics Co. Ltd.	30,800	763
		5,799
Materials — 0.9%
Kobe Steel Ltd.	114,100	1,508
Taiheiyo Cement Corp.	10,400	258
Zeon Corp.	84,700	969
		2,735
Real Estate — 1.7%
GLP J-Reit [2]	918	873
Tokyo Tatemono Co. Ltd.	56,200	1,274

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Japan — (continued)
Real Estate (continued)
Tokyu Fudosan Holdings Corp.	312,500	$2,855
		5,002
Utilities — 2.9%
Chugoku Electric Power Co. Inc.	218,700	1,391
Electric Power Development Co. Ltd.	55,900	1,130
Kyushu Electric Power Co. Inc.	348,200	3,736
Tohoku Electric Power Co. Inc.	262,000	1,931
		8,188
		58,178
Malaysia — 1.1%
Industrials — 1.1%
Sime Darby BHD	6,164,600	3,266

Norway — 1.4%
Energy — 0.3%
Aker Solutions ASA	278,021	850

Industrials — 1.1%
Hoegh Autoliners ASA	59,139	573
MPC Container Ships ASA	649,694	1,132
Norwegian Air Shuttle ASA	400,992	691
Wallenius Wilhelmsen ASA, Class B	77,309	770
		3,166
		4,016
Portugal — 0.4%
Communication Services — 0.4%
NOS SGPS S.A.	238,862	1,127

Singapore — 2.0%
Industrials — 1.6%
Yangzijiang Shipbuilding Holdings Ltd.	1,637,900	4,434

Real Estate — 0.4%
Mapletree Pan Asia Commercial Trust [2]	1,055,900	1,208

		5,642
South Africa — 1.3%
Communication Services — 0.7%
Telkom SA Ltd.	592,188	2,110

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
South Africa — (continued)
Real Estate — 0.6%
Growthpoint Properties Ltd. [2]	1,639,569	$1,699

		3,809
South Korea — 8.5%
Consumer Discretionary — 0.6%
Hyundai Department Store Co. Ltd.	15,599	959
Youngone Corp.	15,505	881
		1,840
Consumer Staples — 0.2%
Binggrae Co. Ltd.	10,979	567

Financials — 0.9%
iM Financial Group Co. Ltd.	64,786	698
Korean Reinsurance Co.	96,912	777
Samsung Securities Co. Ltd.	22,010	1,152
		2,627
Industrials — 4.7%
GS Holdings Corp.	36,921	1,443
Hanwha Corp.	88,018	4,983
Hyosung Corp.	9,296	740
LX INTERNATIONAL CORP.	95,544	2,155
Samsung Engineering Co. Ltd.	233,317	3,887
		13,208
Information Technology — 1.9%
LG Innotek Co. Ltd.	28,357	5,333

Materials — 0.2%
KCC Corp.	2,346	684

		24,259
Sweden — 0.3%
Health Care — 0.3%
Ambea AB	48,205	738

Taiwan — 7.1%
Industrials — 0.2%
T3EX Global Holdings Corp.	346,000	738

Information Technology — 6.9%
Arcadyan Technology Corp.	226,000	1,252
Primax Electronics Ltd.	564,000	1,378
Sercomm Corp.	238,000	603

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Taiwan — (continued)
Information Technology (continued)
Simplo Technology Co. Ltd.	383,000	$4,376
Supreme Electronics Co. Ltd.	2,353,000	5,594
Tripod Technology Corp.	310,000	3,132
Wah Lee Industrial Corp.	203,000	695
WNC Corp.	465,000	1,465
WT Microelectronics Co. Ltd.	258,000	1,125
		19,620
		20,358
Thailand — 1.1%
Industrials — 0.8%
Regional Container Lines PCL	2,587,900	2,238

Real Estate — 0.3%
Sansiri PCL	21,613,400	918

		3,156
Turkey — 0.3%
Real Estate — 0.3%
Torunlar Gayrimenkul Yatirim Ortakligi AS [2]	483,996	834

United Arab Emirates — 0.2%
Real Estate — 0.2%
Dubai Residential REIT [2]	2,078,233	702

United Kingdom — 8.4%
Consumer Discretionary — 1.2%
Currys PLC	987,786	1,678
Inchcape PLC	156,651	1,624
		3,302
Industrials — 5.3%
Balfour Beatty PLC	135,873	1,302
easyJet PLC	751,793	5,174
Firstgroup PLC	407,464	1,047
JET2 PLC	200,786	3,800
Keller Group PLC	95,141	2,137
Zigup PLC	348,625	1,802
		15,262
Information Technology — 0.5%
Computacenter PLC	36,548	1,443

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Utilities — 1.4%
Drax Group PLC	352,239	$3,974

		23,981
United States — 0.9%
Communication Services — 0.9%
Millicom International Cellular S.A.	47,849	2,653

Total Common Stock
(Cost $234,376) — 96.7%		276,961

EXCHANGE-TRADED FUND
International Equity — 1.0%
Vanguard FTSE All World ex-US Small-Cap ETF	20,041	2,873
Total Exchange-Traded Fund
(Cost $2,892) — 1.0%		2,873

PREFERENCE STOCK
Brazil — 0.6%
Materials — 0.6%
Metalurgica Gerdau SA, Class A	1,089,941	1,790
Total Preference Stock
(Cost $1,782) — 0.6%		1,790

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust:
Government & Agency Portfolio, Institutional Class, 3.68% *	8,848,389	$8,848

Total Short-Term Investment
(Cost $8,848) — 3.1%		8,848

Total Investments — 101.4%
(Cost $247,898)		290,472

Liabilities in Excess of Other Assets — (1.4)%		(3,978)

Net Assets — 100.0%		$286,494

*	The rate reported is the 7-day effective yield as of December 31, 2025.

1	Non-income producing security.

2	Real Estate Investment Trust.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

FTSE	Financial Times London Stock Exchange

REIT	Real Estate Investment Trust

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2025:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$11,823	$—	$—	$11,823
Belgium	1,459	—	—	1,459
Brazil	936	—	—	936
Canada	34,238	—	—	34,238
China	21,406	—	—	21,406
Denmark	—	2,550	—	2,550
France	1,994	—	—	1,994
Germany	—	6,980	—	6,980
Greece	587	—	—	587
Hong Kong	4,627	—	—	4,627
India	15,343	—	—	15,343
Indonesia	—	9,365	—	9,365

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2025 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Israel	$6,777	$—	$—	$6,777
Italy	—	6,157	—	6,157
Japan	873	57,305	—	58,178
Malaysia	3,266	—	—	3,266
Norway	—	4,016	—	4,016
Portugal	1,127	—	—	1,127
Singapore	5,642	—	—	5,642
South Africa	3,809	—	—	3,809
South Korea	881	23,378	—	24,259
Sweden	—	738	—	738
Taiwan	20,358	—	—	20,358
Thailand	—	3,156	—	3,156
Turkey	834	—	—	834
United Arab Emirates	702	—	—	702
United Kingdom	23,981	—	—	23,981
United States	2,653	—	—	2,653
Total Common Stock	163,316	113,645	—	276,961
Exchange-Traded Fund	2,873	—	—	2,873
Preference Stock
Brazil	1,790	—	—	1,790
Total Preference Stock	1,790	—	—	1,790
Short-Term Investment	8,848	—	—	8,848
Total Investments in Securities	$176,827	$113,645	$—	$290,472

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-2300